Derivative Instruments (Schedule Of Derivative Instruments, Effect On Income And Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments	$ 143		$ (5,161)		$ (9,237)	[1]
Cross-Currency Interest Rate Swaps And Mirror Swaps [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments					(9,732)	[1]
Bond Swaps [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments			(1,738)	[1]	1,464	[1]
Total Equity Return Swap [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments	97	[2]	(4,270)	[3]
Forwards [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments					(1,256)	[1]
Others [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments	46	[1]	847	[1]	287	[1]
General And Administrative Expense [Member] | Total Equity Return Swap [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments	630		(4,111)
Net Interest Expense [Member] | Total Equity Return Swap [Member]
Derivative [Line Items]
Derivative Not Designated as Hedging Instruments, Gain (Loss) Recognized in Income on Derivative instruments	$ (533)		$ (159)

[1]	These results are recorded within “Loss from derivative instruments” in the Company’s consolidated statement of income.
[2]	A $630 gain is recorded within “General and administrative expenses” and a $533 loss within “Net interest expense” in the Company’s consolidated statement of income.
[3]	A $4,111 loss is recorded within “General and administrative expenses” and a $159 loss within “Net interest expense” in the Company’s consolidated statement of income.